Pension and Other Postretirement Benefits - Schedule of Fair Value of Pension Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	$ 1,891	$ 2,090
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	730	876
Equity Securities [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	640	776
Equity Securities [Member] | Hedge Funds, Equity Long (Short) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	26	27
Equity Securities [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	64	73
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	698	811
Fixed Income Securities [Member] | Intermediate and Long Duration Government Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	535	611
Fixed Income Securities [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	163	200
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	463	403
Other Investments [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	228	185
Other Investments [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	189	179
Other Investments [Member] | Discretionary and Systematic Macro Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	46	39
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	320	404
Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	160	230
Level 1 [Member] | Equity Securities [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	160	230
Level 1 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	152	166
Level 1 [Member] | Fixed Income Securities [Member] | Intermediate and Long Duration Government Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	152	166
Level 1 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	8	8
Level 1 [Member] | Other Investments [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	4	4
Level 1 [Member] | Other Investments [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	4	4
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	1,037	1,204
Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	475	541
Level 2 [Member] | Equity Securities [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	475	541
Level 2 [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	546	645
Level 2 [Member] | Fixed Income Securities [Member] | Intermediate and Long Duration Government Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	383	445
Level 2 [Member] | Fixed Income Securities [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	163	200
Level 2 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	16	18
Level 2 [Member] | Other Investments [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	16	18
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	534	482
Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	95	105
Level 3 [Member] | Equity Securities [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	5	5
Level 3 [Member] | Equity Securities [Member] | Hedge Funds, Equity Long (Short) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	26	27
Level 3 [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	64	73
Level 3 [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	439	377
Level 3 [Member] | Other Investments [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	224	181
Level 3 [Member] | Other Investments [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	169	157
Level 3 [Member] | Other Investments [Member] | Discretionary and Systematic Macro Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension and other postretirement plans' assets	$ 46	$ 39